SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	356,500	$1.68	-	-
Granted	296,000	$1.24	2.97	-
Exercised	28,355	$1.80	-	-
Expired and forfeited	58,000	$1.83	-	-

Outstanding at December 31, 2015	566,145	$1.45	2.43	$-

Vested and expected to vest	522,392	$1.42	2.48	$(314.06)

Exercisable at December 31, 2015	252,750	$1.46	0.91	$(156.30)

Schedule of Stock-based Compensation Expenses
		Year ended December 31,
	2013	2014	2015

Cost of revenues	$7	$11	$17
Research and development	7	13	45
Selling and marketing	-	1	12
General and administrative	79	59	96

	$93	$84	$170